Contract revenues and other operating income (Tables)	6 Months Ended
Jun. 30, 2024
Contract revenues and other operating income
Schedule of contract revenues

	For the Three Months
	Ended June 30,
In CHF thousands, unaudited	2024	2023
Takeda	687	—
Total contract revenue	687	—

	For the Six Months
	Ended June 30,
In CHF thousands, unaudited	2024	2023
Takeda	687	—
Total contract revenue	687	—